Profit/Loss per share -Schedule of basic and diluted earnings per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Earnings per share [abstract]
Net (loss) profit for the period/year	$ (6,649)	$ (26,382)	$ (32,723)	$ 13,905
Weighted average number of outstanding common shares (number of shares)	95,443,572	70,409,317	80,068,287	95,443,572
Basic and diluted (losses) earnings per common share (US per share)	$ (0.070)	$ (0.375)	$ (0.409)	$ 0.146